GOF SA-2

                       SUPPLEMENT DATED SEPTEMBER 1, 2007
                     TO THE CURRENTLY EFFECTIVE STATEMENT OF
               ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS

                       FRANKLIN CALIFORNIA TAX-FREE TRUST
                Franklin California Insured Tax-Free Income Fund
           Franklin California Intermediate-Term Tax-Free Income Fund
              Franklin California Limited-Term Tax-Free Income Fund
                    Franklin California Tax-Exempt Money Fund

                          FRANKLIN CAPITAL GROWTH FUND

                         FRANKLIN CUSTODIAN FUNDS, INC.
                             Franklin DynaTech Fund
                              Franklin Growth Fund
                              Franklin Income Fund
                    Franklin U.S. Government Securities Fund
                             Franklin Utilities Fund

                              FRANKLIN GLOBAL TRUST
              Franklin International Smaller Companies Growth Fund
              Fiduciary Large Capitalization Growth and Income Fund
                   Fiduciary Small Capitalization Equity Fund
                    Franklin Templeton Core Fixed Income Fund
                 Franklin Templeton Core Plus Fixed Income Fund
                       Franklin Templeton High Income Fund
                        Franklin Global Real Estate Fund
           Franklin Templeton Emerging Market Debt Opportunities Fund

                      FRANKLIN GOLD & PRECIOUS METALS FUND

                           FRANKLIN HIGH INCOME TRUST
                            Franklin High Income Fund

                       FRANKLIN INVESTORS SECURITIES TRUST
               Franklin Adjustable U.S. Government Securities Fund
                              Franklin Balance Fund
                      Franklin Convertible Securities Fund
                           Franklin Equity Income Fund
                    Franklin Floating Rate Daily Access Fund
            Franklin Limited Maturity U.S. Government Securities Fund
                     Franklin Low Duration Total Return Fund
                            Franklin Real Return Fund
                           Franklin Total Return Fund

                             FRANKLIN MANAGED TRUST
                         Franklin Rising Dividends Fund

                               FRANKLIN MONEY FUND

                       FRANKLIN MUNICIPAL SECURITIES TRUST
                  Franklin California High Yield Municipal Fund
                     Franklin Tennessee Municipal Bond Fund

                        FRANKLIN MUTUAL SERIES FUND INC.
                               Mutual Beacon Fund
                              Mutual Discovery Fund
                              Mutual European Fund
                         Mutual Financial Services Fund
                              Mutual Qualified Fund
                               Mutual Shares Fund

                     FRANKLIN NEW YORK TAX-FREE INCOME FUND

                        FRANKLIN NEW YORK TAX-FREE TRUST
                 Franklin New York Insured Tax-Free Income Fund
            Franklin New York Intermediate-Term Tax-Free Income Fund
               Franklin New York Limited-Term Tax-Free Income Fund
                     Franklin New York Tax-Exempt Money Fund

                         FRANKLIN TAX-EXEMPT MONEY FUND

                    FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
                   Franklin Templeton Conservative Target Fund
                  Franklin Templeton Corefolio Allocation Fund
                Franklin Templeton Founding Funds Allocation Fund
                      Franklin Templeton Growth Target Fund
                     Franklin Templeton Moderate Target Fund
                Franklin Templeton Perspectives Allocation Fund
                 Franklin Templeton 2015 Retirement Target Fund
                 Franklin Templeton 2025 Retirement Target Fund Franklin Templeton 2035 Retirement Target Fund Franklin Templeton 2045 Retirement Target Fund

                         FRANKLIN TEMPLETON GLOBAL TRUST
                      Franklin Templeton Hard Currency Fund

                     FRANKLIN TEMPLETON INTERNATIONAL TRUST
                    Templeton Foreign Smaller Companies Fund
                        Templeton Global Long-Short Fund

                       FRANKLIN TEMPLETON MONEY FUND TRUST
                          Franklin Templeton Money Fund

                          INSTITUTIONAL FIDUCIARY TRUST
                             Money Market Portfolio
                           Franklin Cash Reserves Fund

                           THE MONEY MARKET PORTFOLIOS

                           TEMPLETON CHINA WORLD FUND

                       TEMPLETON DEVELOPING MARKETS TRUST

                              TEMPLETON FUNDS, INC.
                             Templeton Foreign Fund
                              Templeton World Fund

                     TEMPLETON GLOBAL SMALLER COMPANIES FUND

                             TEMPLETON INCOME TRUST
                           Templeton Global Bond Fund


The Statement of Additional Information is amended as follows:

Shareholders of each of the above listed funds have approved amendments to, and eliminations of, its fundamental investment restrictions (excluding any fundamental investment goals and 80% policies regarding investments in securities that are exempt from federal and/or state income taxes). Each Fund's numbered fundamental investment restrictions as listed under "Fundamental Investment Policies" are revised as follows:

BORROWING, UNDERWRITING, MAKING LOANS, INVESTING IN REAL ESTATE AND ISSUING SENIOR SECURITIES

No Fund may:

1. Borrow money, except to the extent permitted by the Investment Company
Act of 1940, as amended (the "1940 Act"), or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the U.S. Securities and Exchange Commission (the "SEC").

2. Act as an underwriter except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

3. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other persons, including other investment companies to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC. This limitation does not apply to (i) the lending of portfolio securities, (ii) the purchase of debt securities, other debt instruments, loan participations and/or engaging in direct corporate loans in accordance with its investment goals and policies, and
(iii) repurchase agreements to the extent the entry into a repurchase agreement is deemed to be a loan.

4. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from (i) purchasing or selling securities or instruments secured by real estate or interests therein, securities or instruments representing interests in real estate or securities or instruments of issuers that invest, deal or otherwise engage in transactions in real estate or interests therein, and (ii) making, purchasing or selling real estate mortgage loans.

5. Issue senior securities, except to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.

INVESTING IN COMMODITIES

In addition, no Fund, other than Mutual Beacon Fund, Mutual Discovery Fund, Mutual European Fund, Mutual Financial Services Fund, Mutual Qualified Fund and Mutual Shares Fund, may purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from (i) engaging in transactions involving currencies and futures contracts and options thereon or (ii) investing in securities or other instruments that are secured by physical commodities or, WITH RESPECT TO FRANKLIN GOLD AND PRECIOUS METALS FUND ONLY (iii) investing in gold bullion and foreign currency in the form of gold coins.

Mutual Beacon Fund, Mutual Discovery Fund, Mutual European Fund, Mutual Financial Services Fund, Mutual Qualified Fund and Mutual Shares Fund may not purchase or sell commodities or commodity contracts (except in conformity with regulations of the Commodity Futures Trading Commission such that the Fund would not be considered a commodity pool). Securities or other instruments backed by commodities are not considered commodities or commodity contracts for purposes of this restriction.


INDUSTRY CONCENTRATION

No Fund, other than Mutual Financial Services Fund, Franklin Global Real Estate Fund, Franklin Floating Rate Daily Access Fund, Franklin Utilities Fund, and Franklin Gold and Precious Metals Fund, may invest more than 25% of the Fund's net assets in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies or FOR MONEY MARKET FUNDS ONLY certificates of deposit, bankers' acceptances and other similar obligations of domestic banks.)(1)

The Mutual Financial Services Fund may not invest more than 25% of its net assets in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies), except that, under normal market conditions, the Fund will invest more than 25% of its net assets in the securities issued by companies operating in the financial services industry.(2)

The Franklin Global Real Estate Fund may not invest more than 25% of its net assets in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies), except that, under normal market conditions, the Fund will invest more than 25% of its net assets in the securities issued by companies operating within the real estate industry and related industries.(3)

The Franklin Floating Rate Daily Access Fund may not invest more than 25% of its net assets in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies), except that, under normal market conditions, the Fund will invest more than 25% of its net assets in the securities of companies operating in the industry group consisting of financial institutions and their holding companies, including commercial banks, thrift institutions, insurance companies and finance companies.(4)

The Franklin Utilities Fund may not invest more than 25% of its net assets in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies), except that, under normal market conditions, the Fund will invest more than 25% of its net assets in the securities issued by companies operating in the utilities industries.(5)

The Franklin Gold and Precious Metals Fund may not invest more than 25% of its net assets in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies), except that, under normal market conditions, the Fund will invest more than 25% of its net assets in the securities issued by companies engaged in the mining, processing or dealing in gold or other precious metals.

DIVERSIFICATION

Each Fund, other than Franklin Global Real Estate Fund, Franklin Templeton Core Plus Fixed Income Fund, Franklin Templeton Emerging Market Debt Opportunities Fund, Franklin New York Limited-Term Tax Free Income Fund, Franklin Templeton Hard Currency Fund, Templeton China World Fund and Templeton Global Bond Fund may not purchase the securities of any one issuer (other than the U.S. government or any of its agencies or instrumentalities or securities of other investment companies, whether registered or excluded from registration under
Section 3(c) of the 1940 Act) if immediately after such investment (i) more than 5% of the value of the Fund's total assets would be invested in such issuer or
(ii) more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that up to 25% of the value of the Fund's total assets may be invested without regard to such 5% and 10% limitations.(6)

1. For each tax-free income fund, tax-exempt fund and municipal bond fund, although not part of such Fund's fundamental investment restriction, consistent with SEC Staff interpretations and guidance, governments or their political subdivisions that issue tax-exempt municipal securities are not considered by the Fund to be members of any industry.

2. Although not part of the Fund's fundamental investment restriction, for illustration purposes, such industries currently include, but are not limited to, banking, savings and loans, credit cards, securities brokerage, sub-prime lending, investment management and insurance.

3. Although not part of the Fund's fundamental investment restriction, for illustration purposes, such companies currently include, but are not limited to, real estate investment trusts, real estate operating or service companies, homebuilders, real estate developers and lodging providers.

4. For purposes of this restriction, the Fund currently considers such companies to include the Borrower, the Agent Bank and any Intermediate Participant (as defined in the Fund's prospectus).

5. Although not part of the Fund's fundamental investment restriction, for illustration purposes, such industries currently include, but are not limited to, electricity, natural gas, water, and communication services.

6. For each of Franklin California Tax-Exempt Money Fund, Franklin Money Fund, Franklin New York Tax-Exempt Money Fund, Franklin Tax-Exempt Money Fund, Franklin Templeton Money Fund, The Money Market Portfolios, Money Market Portfolio and Franklin Cash Reserve Fund (the series of Institutional Fiduciary Trust), such Fund will be considered to have satisfied this restriction if it is in compliance with Rule 2a-7(c)(4) and (c)(5) under the 1940 Act (or any successor rule thereto).

In addition the following investment policies for the specified Funds are now non-fundamental investment policies:

               FUND                                    INVESTMENT POLICY

Franklin New York Tax-Free Income    The Fund also normally invests at least 65%
Fund                                 of its total assets in securities that pay
                                     interest free from New York City personal income taxes, and at least 65% of its total assets in New York municipal securities.

Franklin Limited Maturity U.S.       The Fund normally invests at least 65% of
Government Securities Fund           its net assets in U.S. government
                                     securities.

(Institutional Fiduciary Trust)      The Fund will invest primarily in various
Money Market Portfolio               types of money market instruments, such as
                                     U.S. government and federal agency
                                     obligations, certificates of deposit,
                                     bankers' acceptances, time deposits of
                                     major financial institutions, high grade commercial paper, high grade short-term corporate obligations, taxable municipal securities and repurchase agreements
                                     (secured by U.S. government securities) and may seek its objectives by investing all or substantially all of its assets in anopen-end management investment company with the same investment objectives and policies.

                                     The Fund will invest 100% of its assets in securities with remaining maturities of 397 days or less, or in another open-end management investment company that has the same fundamental investment policy.

Franklin Templeton Hard Currency     The Fund will not buy common stocks,
Fund                                 preferred stocks,  warrants or other equity
                                     securities, or buy municipal bonds or
                                     industrial revenue bonds.

Franklin Rising Dividends Fund       The Fund will normally invest at least 65%
                                     of its total assets in securities of
                                     companies that meet all of these criteria.

                                     The Fund's investments are primarily in
                                     companies that have:

                                    o  consistently increased dividends in
                                       at least 8 out of the past 10 years and
                                       have not decreased dividends during that time

                                    o  increased dividends at least 100% over
                                       the past 10 years

                                    o  reinvested earnings, and paid out less
                                       than 65% of current earnings in dividends
                                       (except for utilitycompanies)

                                    o  either long-term debt that is no
                                       more than 50% of total capitalization
                                       (except for utility companies) or senior debt that has been rated investment grade by at least one of the major bond rating agencies

                                    o  attractive prices, with prices at
                                       the time of purchase either in the lower half of the stock's price/earnings ratio range for the past 10 years or less than the average current market price/earnings ratio of the stocks comprising the Standard & Poor's(R) 500 Stock Index.

Each of the following Funds have adopted, as a non-fundamental policy, a policy of not investing more than 15% of its net assets (10% for the money market funds) in illiquid securities:

      Franklin California Insured Tax-Free Income Fund
      Franklin California Intermediate-Term Tax-Free Income Fund
      Franklin California Tax-Exempt Money Fund
      Franklin Money Fund
      Franklin New York Tax-Free Income Fund
      Franklin New York Tax-Exempt Money Fund
      Franklin Tax-Exempt Money Fund
      Templeton Foreign Smaller Companies Fund
      Franklin Templeton Money Fund
      Franklin Cash Reserves Fund
      Money Market Portfolio (Institutional Fiduciary Trust)
      The Money Market Portfolio (The Money Market Portfolios)



                PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.